Fund Summary
Franklin Investors Securities Trust - FIST1-20 | Franklin Real Return Fund
Investment Goal
Total return that exceeds the rate of inflation over an economic cycle.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 104 in the Fund's Prospectus and under “Buying and Selling Shares” on page 78 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A – Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Real Return Fund} - Franklin Investors Securities Trust - FIST1-20 - Franklin Real Return Fund	Class A		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%		none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none
[1]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Real Return Fund} - Franklin Investors Securities Trust - FIST1-20 - Franklin Real Return Fund		Class A	Class C	Class R6	Advisor Class
Management fees		0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees		0.25%	0.65%	none	none
Other expenses		0.24%	0.24%	0.08%	0.24%
Acquired fund fees and expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses	[1]	1.15%	1.55%	0.74%	0.90%
Fee waiver and/or expense reimbursement	[2]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	0.93%	1.33%	0.52%	0.68%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b 1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.65% until February 28, 2018. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Real Return Fund} - Franklin Investors Securities Trust - FIST1-20 - Franklin Real Return Fund - USD ($)	Class A	Class C	Class R6	Advisor Class
1 year	$ 516	$ 235	$ 53	$ 69
3 years	754	468	214	265
5 years	1,011	824	388	477
10 years	$ 1,745	$ 1,828	$ 894	$ 1,088

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Real Return Fund}	Franklin Investors Securities Trust - FIST1-20 Franklin Real Return Fund Class C USD ($)
1 Year	$ 135
3 Years	468
5 Years	824
10 Years	$ 1,828

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31.82% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to allocate assets among investments to achieve the highest level of real return (total return less the rate of inflation) consistent with an acceptable level of risk. The Fund shifts its investments among the following general asset classes: inflation-indexed securities issued by governments, corporations and municipal issuers; investment grade and high-yield fixed-income securities issued by governments, corporations and municipal issuers; equity securities with high correlation to broad measures of inflation; and short-term non-dollar denominated debt securities.

Inflation-indexed securities are fixed-income securities that are structured to provide protection against inflation. The value of the security’s principal or the interest income paid on the security is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

The Fund invests primarily in investment grade debt securities; however, the Fund may invest up to 20% of its total assets in below investment grade debt securities.

The Fund may also invest up to 25% of its total assets in foreign securities, including both securities denominated in foreign currencies and U.S. dollar denominated securities of foreign issuers. For purposes of pursuing its investment goal, the Fund may enter into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards. The use of derivative currency transactions may allow the Fund to reduce a specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies.

The Fund uses an active asset allocation strategy to try to achieve its goal of total return that exceeds the rate of inflation over an economic cycle by allocating its assets among securities in various market sectors based on the investment manager’s assessment of changing economic, global market, industry, and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends combined with a “bottom-up” fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. The investment manager will evaluate country risk, business cycles, yield curves, and values between and within markets.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Inflation-Indexed Securities

Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Foreign Securities

Investing in foreign securities, including sovereign debt securities, typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. The successful use of derivatives will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to the Consumer Price Index for All Urban Consumers, which is the inflation measure used by the U.S. Treasury.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'08	3.88%
Worst Quarter:	Q3'11	-5.51%
As of March 31, 2017, the Fund's year-to-date return was 1.09%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2016
Average Annual Total Returns{- Franklin Real Return Fund} - Franklin Investors Securities Trust - FIST1-20 - Franklin Real Return Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A | Return Before Taxes	0.80%	(0.54%)	1.99%
Class A | After Taxes on Distributions	0.80%	(1.13%)	1.12%
Class A | After Taxes on Distributions and Sales	0.45%	(0.63%)	1.23%
Class C | Return Before Taxes	3.91%	(0.06%)	1.93%
Class R6 | Return Before Taxes	5.81%			(0.37%)
Advisor Class | Return Before Taxes	5.60%	0.60%	2.69%
Bloomberg Barclays U.S. TIPS Index (index reflects no deduction for fees, expenses or taxes)	4.68%	0.89%	4.36%
Consumer Price Index (index reflects no deduction for fees, expenses or taxes)	2.07%	1.36%	1.81%
[1]	Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

Historical performance for Class C shares prior to their inception is based on the performance of Advisor Class shares. Class C performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.